Earnings per share	12 Months Ended
Mar. 30, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
The following table presents details for the calculation of basic and diluted earnings per share:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Net income attributable to shareholders of the Company	94.8	58.4	72.7
Weighted average number of multiple and subordinate voting shares outstanding	96,741,308	100,816,758	105,058,643
Weighted average number of shares on exercise of stock options, RSUs and PSUs[1]	1,323,692	1,006,315	563,669
Diluted weighted average number of multiple and subordinate voting shares outstanding	98,065,000	101,823,073	105,622,312
Earnings per share attributable to shareholders of the Company
Basic	$0.98	$0.58	$0.69
Diluted	$0.97	$0.57	$0.69
[1]    Subordinate voting shares issuable on exercise of stock options are not treated as dilutive if including them would decrease the loss per share, or if the weighted average daily closing share price for the period was greater than the exercise price. As at March 30, 2025, there were 4,453,519 shares (March 31, 2024 - 3,904,366 shares, April 2, 2023 - 2,231,231 shares) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.